Artisan Global Unconstrained Fund Average Annual Total Returns		12 Months Ended	33 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024
Investor
Prospectus [Line Items]
Average Annual Return, Percent		10.71%	9.11%
Performance Inception Date	Mar. 31, 2022
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.18%	5.79%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.33%	5.58%
Investor | ICE BofA 3-Month US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.25%	4.23%
Investor | ICE BofA US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.29%	4.25%
Advisor
Prospectus [Line Items]
Average Annual Return, Percent		10.69%	9.19%
Performance Inception Date	Mar. 31, 2022
Advisor | ICE BofA 3-Month US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.25%	4.23%
Advisor | ICE BofA US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.29%	4.25%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		10.85%	9.30%
Performance Inception Date	Mar. 31, 2022
Institutional | ICE BofA 3-Month US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.25%	4.23%
Institutional | ICE BofA US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.29%	4.25%